STOCK BASED COMPENSATION - Share-Based Compensation Awards Assumptions (Details) - Stock options - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
STOCK BASED COMPENSATION
Common stock grant date fair value per share		$ 3.23		$ 4.8
Minimum
STOCK BASED COMPENSATION
Expected term of options (years)	5 years	5 years	5 years	5 years 1 month 28 days
Risk free interest rate	3.83%	4.02%	3.72%	3.44%
Volatility	60.92%	64.37%	63.34%	62.55%
Common stock grant date fair value per share	$ 25.18		$ 3.23
Grant date fair value per share	$ 13.89	$ 1.87	$ 1.87	$ 2.73
Maximum
STOCK BASED COMPENSATION
Expected term of options (years)	6 years 25 days	6 years 21 days	6 years 21 days	6 years 25 days
Risk free interest rate	3.98%	4.43%	4.43%	4.51%
Volatility	65.79%	65.81%	65.81%	63.77%
Common stock grant date fair value per share	$ 27.78		$ 9.67
Grant date fair value per share	$ 17.42	$ 2.03	$ 7.29	$ 2.99